Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	Propell Technologies Group, Inc.
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Entity Central Index Key	0001434110
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	240,692,662
Entity Public Float		$ 112,166,977
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY